OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Sep. 30, 2018
OTHER INTANGIBLE ASSETS, NET
10.	OTHER INTANGIBLE ASSETS, NET

The balance of other intangible assets consisted of the following:

	As of September 30,
	2017	2018
	US$	US$
Computer software	4,514	5,512
Trademarks and domain names	3,031	5,624
Courseware	448	4,788
Business contracts	489	24,891
Copyrights	10,397	10,087
Others	200	907

Total intangible assets	19,079	51,809

Less: Accumulated amortization
Computer software	(3,835)	(4,037)
Trademarks and domain names	(1,475)	(1,815)
Courseware	(448)	(711)
Business contracts	(489)	(1,461)
Copyrights	(2,685)	(4,023)
Others	(200)	(262)

Accumulated amortization	(9,132)	(12,309)

Intangible assets, net	9,947	39,500

Amortization expenses were US$1,116, US$1,998 and US$3,230, for the years ended September 30, 2016, 2017 and 2018, respectively.

The estimated amortization expenses for the above other intangible assets for each of the following fiscal years are as follows:

Amortization
US$
2019	8,752
2020	8,692
2021	8,418
2022	6,528
2023	5,414
2024 and thereafter	1,696

39,500